MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MINIMUM CAPITAL REQUIREMENTS
Allocated to assets at risk	$ 7,164,842	$ 6,090,341	$ 4,710,391
Allocated to Bank premises and equipment, intangible assets and equity investment assets	826,133	370,233	191,549
Market risk	251,739	301,724	121,155
Public sector and securities in investment account	11,472	96,882	131,109
Operational risk	2,349,952	1,486,516	1,016,501
Required minimum capital under Central Bank rules	10,604,138	8,345,696	6,170,705
Basic net worth	16,991,091	11,847,865	9,903,099
Complementary net worth	1,033,734	1,163,939	913,256
Deductions	(2,999,716)	(867,798)	(386,192)
Total capital under Central Bank rules	15,025,109	12,144,006	10,430,163
Excess capital	$ 4,420,971	$ 3,798,310	$ 4,259,458
Regulatory capital/risk weighted assets	11.60%	11.90%	13.90%
Average shareholders' equity as a percentage of average total assets	10.40%	9.90%	10.50%
Total liabilities as a multiple of total shareholders' equity	7.1	9.4	8.2
Cash as a percentage of total deposits.	28.20%	35.10%	18.20%
Tier 1 Capital / Risk weighted assets..	10.80%	10.80%	12.60%
Multiple to calculate operational risk weighted assets and market risk weighted assets	12.5